Condensed Balance Sheets (Parentheticals) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized			0
Preferred stock, outstanding			0
Common stock, authorized	6,000,000	6,000,000	5,500,000
Common stock, issued	1,987,636	1,953,368	1,933,988
Common stock, outstanding	1,987,636	1,953,368	1,933,988
Convertible Preferred Stock [Member]
Temporary equity, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, authorized	3,333,283	3,333,283	2,718,286
Temporary equity, issued	2,578,518	2,578,518	934,803
Temporary equity, outstanding	2,578,518	2,578,518	934,803
Temporary equity liquidation preference	$ 11,280,370	$ 10,922,339
Chardan Healthcare Acquisition 2 Corp. [Member]
Common stock subject to possible redemption		8,110,572	0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized	1,000,000	1,000,000	1,000,000
Preferred stock, issued	0	0	0
Preferred stock, outstanding	0	0	0
Common stock, authorized		30,000,000	30,000,000
Common stock, issued		2,667,733	5,000,000
Common stock, outstanding		2,667,733	5,000,000
Included an aggregate of shares that were subject to forfeiture			2,556,250
Cancelled aggregate of shares that were subject to forfeiture		318,750
Chardan Healthcare Acquisition 2 Corp. [Member] | Common Stock [Member]
Common stock subject to possible redemption	8,622,644	7,708,072
Common stock, authorized	30,000,000	30,000,000
Common stock, issued	2,155,661	3,070,233
Common stock, outstanding	2,155,661	3,070,233